ASSET HELD FOR SALE - Schedule of assets held for sale (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	R 11,918.4	R 8,542.2
Capital prepayments	114.6	188.3
Trade and other receivables	458.0	329.6
Cash and cash equivalents	2,770.0	1,306.2	R 521.5	R 2,471.4
Asset held for sale	0.0	120.8
Trade and other payables	(1,012.8)	(954.4)
Total liabilities	0.0	(9.9)
Proceeds from disposal of subsidiary	147.5	0.0	0.0
Less: Amount paid to minority shareholders	15.2	0.0	0.0
Loss on disposal of subsidiary	(4.8)	0.0	R 0.0
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposal of subsidiary	(4.8)
Disposal groups classified as held for sale | Stellar
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	85.8	48.4
Capital prepayments	56.9	56.9
Trade and other receivables	2.5	15.4
Cash and cash equivalents	0.0	0.1
Asset held for sale	145.2	120.8
Trade and other payables	(8.1)	(8.5)
Loan payable	0.0	(1.4)
Total liabilities	(8.1)	(9.9)
Net carrying amount	137.1	110.9
Proceeds from disposal of subsidiary	147.5
Loss on disposal of subsidiary	(4.8)
Increase (decrease) in property, plant and equipment	R 15.2	R 105.3